JPMorgan Municipal ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 93.3% (a)
Alabama — 2.5%
Alabama Federal Aid Highway Finance Authority Series 2015, Rev., 4.00%, 9/1/2024 (b)	3,000,000	3,000,337
Black Belt Energy Gas District, Gas Project
Series 2023A, Rev., 5.25%, 10/1/2030 (c)	2,000,000	2,111,935
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (c)	1,000,000	1,069,993
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	820,000	803,489
City of Pell City, Warrants Series 2015A, GO, 5.00%, 2/1/2025	100,000	100,806
County of Jefferson
Series 2024, Rev., 5.00%, 10/1/2035	1,000,000	1,108,069
Series 2024, Rev., 5.00%, 10/1/2038	2,000,000	2,180,385
Series 2024, Rev., 5.00%, 10/1/2039	2,000,000	2,169,909
Series 2024, Rev., 5.25%, 10/1/2042	3,000,000	3,268,454
Series 2024, Rev., 5.25%, 10/1/2043	1,000,000	1,084,232
Series 2024, Rev., 5.25%, 10/1/2049	1,000,000	1,060,808
Energy Southeast A Cooperative District Series 2023A-1, Rev., 5.50%, 1/1/2031 (c)	5,000,000	5,353,588
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,301,101
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (c)	400,000	389,918
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024 B, Rev., 5.00%, 5/1/2032 (c)	1,500,000	1,575,986
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,870,000	6,174,447
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	2,115,000	2,074,888
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000,000	1,059,680
University of Alabama (The), Huntsville General Fee Series 2018B-2, Rev., 5.00%, 9/1/2031	95,000	100,944
Total Alabama		35,988,969
Alaska — 0.4%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019 A, Rev., 5.00%, 10/1/2033	1,500,000	1,566,571
Series 2019 A, Rev., 4.00%, 10/1/2034	2,110,000	2,063,887
Series 2019 A, Rev., 4.00%, 10/1/2036	2,455,000	2,384,237
Total Alaska		6,014,695
Arizona — 2.1%
Arizona Board of Regents
Series 2020A, Rev., 5.00%, 7/1/2030	105,000	114,767
Series 2020A, Rev., 5.00%, 7/1/2033	430,000	468,410
Series 2024B, Rev., 5.00%, 7/1/2042	1,250,000	1,378,133
Series 2024, Rev., 5.00%, 8/1/2042	1,000,000	1,099,635
Arizona Industrial Development Authority, Academies of Math and Science Projects Rev., 4.50%, 7/1/2033 (d)	510,000	510,285
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	178,660
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2028	225,000	231,714
Series 2022A, Rev., 5.00%, 7/1/2029	235,000	243,970
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund
Series 2020A, Rev., 4.00%, 11/1/2038	200,000	194,746
Series 2023A, Rev., 5.00%, 11/1/2038	1,000,000	1,068,194
Series 2023A, Rev., 5.00%, 11/1/2040	1,950,000	2,065,890
Series 2023A, Rev., 5.25%, 11/1/2048	1,000,000	1,051,373
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 5.00%, 7/1/2044	2,000,000	2,096,920

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Series 2023, Rev., 5.00%, 7/1/2041	2,000,000	2,202,915
Series 2023, Rev., 5.00%, 7/1/2043	4,000,000	4,372,877
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2024	375,000	375,215
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500,000	506,299
Gilbert Water Resource Municipal Property Corp. Series 2022, Rev., 4.00%, 7/15/2047	2,035,000	1,950,826
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	750,000	754,987
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	1,235,000	1,261,228
Series A, Rev., 4.00%, 1/1/2041	1,500,000	1,460,755
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (d)	945,000	962,468
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	31,380
Maricopa County Unified School District No. 60 Higley COP, AGM, 5.00%, 6/1/2036	200,000	218,769
Pima County Unified School District No. 1 Tucson, Project of 2023
Series 2024 A, GO, AGM, 5.00%, 7/1/2025	1,100,000	1,117,143
Series 2024 A, GO, AGM, 5.00%, 7/1/2036	1,000,000	1,122,233
Series 2024 A, GO, AGM, 5.00%, 7/1/2038	1,750,000	1,941,057
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2023B, Rev., 5.25%, 1/1/2053	1,000,000	1,089,526
Salt Verde Financial Corp. Series 2007-1, Rev., 5.25%, 12/1/2026	100,000	102,834
Total Arizona		30,173,209
Arkansas — 0.0% ^
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	75,270
County of Pulaski, Arkansas Children's Hospital Rev., 5.00%, 3/1/2037	500,000	543,523
Total Arkansas		618,793
California — 6.3%
Azusa Unified School District, Election of 2014 Series 2022D, GO, 5.00%, 8/1/2032	175,000	196,914
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
Series 2024B, Rev., AMT, 5.25%, 7/1/2040	2,250,000	2,457,848
Series 2024B, Rev., AMT, 5.25%, 7/1/2044	1,000,000	1,077,248
Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	1,000,000	972,487
Series 2024B, Rev., AMT, 5.25%, 7/1/2049	1,000,000	1,064,361
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565,000	2,681,596
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (c)	1,000,000	1,062,296
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	6,750,000	6,697,141
Series 2024 A, Rev., 5.00%, 4/1/2032 (c)	5,000,000	5,294,199
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2027 (d)	260,000	253,682
California Health Facilities Financing Authority, Adventist Health System
Series 2024A, Rev., 5.00%, 12/1/2036	4,500,000	4,917,305
Series 2024A, Rev., 5.00%, 12/1/2037	3,350,000	3,637,627
Series 2024A, Rev., 5.00%, 12/1/2038	2,005,000	2,164,103
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2040	100,000	104,436

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project
Series 2020A-3, Rev., AMT, 8.00%, 8/15/2024 (c) (d)	1,000,000	1,032,972
Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (c) (d)	5,140,000	5,139,982
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000,000	4,874,181
California Municipal Finance Authority Series 2021A, Rev., AMT, 4.00%, 10/1/2024 (c)	1,000,000	999,382
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 5.00%, 2/1/2033	800,000	845,853
California Municipal Finance Authority, Waste Management, Inc. Project Series 2022A, Rev., AMT, 4.13%, 10/1/2025 (c)	1,500,000	1,500,977
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Rev., AMT, 5.00%, 7/1/2036 (d)	770,000	833,595
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (d)	825,000	843,739
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2018 A, Rev., 5.25%, 12/1/2048 (d)	1,390,000	1,408,611
City of Aliso Viejo COP, 4.00%, 11/1/2028	175,000	180,780
City of Los Angeles Department of Airports, International Airport Subordinate Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,740,000	1,830,622
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	90,014
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	255,000	198,688
El Centro Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 10/1/2024	260,000	260,844
Series 2023A, Rev., 5.00%, 10/1/2025	545,000	554,120
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2018A-1, Rev., 5.00%, 6/1/2028 (b)	250,000	267,693
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	18,700,000	2,036,729
Indio Finance Authority, City of Indio
Series 2022A, Rev., 5.00%, 11/1/2028	275,000	293,838
Series 2022A, Rev., 5.00%, 11/1/2029	325,000	352,332
Series 2022A, Rev., 5.00%, 11/1/2030	400,000	439,266
Series 2022A, Rev., 5.00%, 11/1/2034	200,000	225,337
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (c)	3,000,000	2,962,754
Los Angeles Department of Water and Power, Power System Series 2022A, Rev., 5.00%, 7/1/2030	235,000	260,568
Los Angeles Unified School District
Series 2024A, GO, 5.00%, 7/1/2025	4,000,000	4,067,864
Series 2024A, GO, 5.00%, 7/1/2034	5,640,000	6,523,010
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2033	140,000	158,388
Petaluma Public Financing Authority, Road Improvement Projects Rev., 5.00%, 5/1/2026	150,000	154,679
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	150,000	153,737
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, AGM, 5.00%, 9/1/2029	210,000	226,164
Series 2022A-1, AGM, 5.00%, 9/1/2030	330,000	359,329
Salinas Union High School District, Election of 2020 Series A, GO, 4.00%, 8/1/2047	1,000,000	990,631
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.25%, 7/1/2038	2,000,000	2,195,177
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,460,000	5,664,259
San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2024	150,000	150,095
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2043	2,000,000	2,020,779

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Solano Irrigation District, Water COP, 4.00%, 8/1/2031	285,000	287,242
South San Francisco Public Facilities Financing Authority, Community Civic Campus and Multiple Capital Projects Series 2021A, Rev., 4.00%, 6/1/2029	220,000	228,110
State of California, Various Purpose GO, 5.00%, 11/1/2032	335,000	370,326
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	119,964
Tobacco Securitization Authority of Southern California Series 2019 A, Class 1, Rev., 5.00%, 6/1/2048	3,000,000	3,060,560
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,164,573
University of California Series 2018AZ, Rev., 4.00%, 5/15/2029	130,000	134,281
Vallecito Union School District Series A, GO, 5.00%, 8/1/2031	595,000	659,361
Yucaipa Valley Water District Financing Authority, Water and Sewer Series 2022A, Rev., 5.00%, 9/1/2034	500,000	564,538
Total California		89,267,187
Colorado — 1.4%
Adams County Housing Authority, Maiker Housing Partners Multifamily Housing, Overlook At Thornton Series 2023, Rev., 4.50%, 5/1/2026 (c)	3,300,000	3,300,790
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2029	220,000	239,022
City and County of Denver, Airport System
Series 2018 A, Rev., AMT, 5.00%, 12/1/2028	2,845,000	2,975,386
Series 2022A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,081,347
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	505,000	524,197
City of Lone Tree COP, 5.00%, 12/1/2041	1,475,000	1,599,662
Colorado Bridge and Tunnel Enterprise, Senior Infrastructure Series 2024 A, Rev., AGM, 5.25%, 12/1/2049	1,000,000	1,088,212
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Series 2021A, Rev., 5.00%, 2/1/2051 (d)	150,000	136,923
Colorado Health Facilities Authority, CommonSpirit Health Series 2024A, Rev., 5.00%, 12/1/2034	1,000,000	1,109,443
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program COP, 4.00%, 9/1/2034	335,000	337,461
Colorado Housing and Finance Authority Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,960,000	3,109,341
County of Adams COP, 5.00%, 12/1/2024	150,000	150,912
Dominion Water and Sanitation District Rev., 5.00%, 12/1/2027	500,000	496,788
San Miguel County School District R-1 Telluride
Series 2024, GO, 5.00%, 12/1/2037	1,000,000	1,118,386
Series 2024, GO, 5.00%, 12/1/2042	1,000,000	1,090,566
State of Colorado, Building Excellent Schools Today Series S, COP, 4.00%, 3/15/2037	1,000,000	1,007,645
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2026	40,000	41,180
Total Colorado		19,407,261
Connecticut — 0.6%
City of Meriden
Series 2023, GO, 4.00%, 6/15/2041	890,000	875,982
GO, 4.00%, 6/15/2043	1,080,000	1,050,319
City of Norwalk
Series 2023, GO, 4.00%, 8/15/2042	700,000	699,204
Series 2023, GO, 4.00%, 8/15/2043	500,000	494,788
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	1,000,000	966,277
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	140,038
State of Connecticut Special Tax
Series 2023A, Rev., 5.00%, 7/1/2037	2,000,000	2,252,771

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,118,269
University of Connecticut Series 2017A, Rev., 5.00%, 1/15/2028	125,000	129,761
Total Connecticut		7,727,409
Delaware — 0.2%
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	2,190,000	2,135,887
District of Columbia — 1.5%
District of Columbia Series 2023A, GO, 5.00%, 1/1/2036	3,000,000	3,372,214
District of Columbia, Income Tax
Series 2019A, Rev., 5.00%, 3/1/2029	100,000	107,651
Series 2023 A, Rev., 5.00%, 5/1/2043	1,500,000	1,628,090
Series 2023 A, Rev., 5.25%, 5/1/2048	2,500,000	2,731,264
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	100,000	95,157
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	66,309
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2022C1, Rev., 4.00%, 10/1/2040	2,000,000	2,008,339
Metropolitan Washington Airports Authority Aviation
Series 2010D, Rev., VRDO, LOC : Barclays Bank plc, 2.89%, 6/12/2024 (c)	5,000,000	5,000,000
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875,000	887,801
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,458,089
Series 2020A, Rev., AMT, 4.00%, 10/1/2035	1,750,000	1,726,422
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2037	1,500,000	1,675,384
Total District of Columbia		20,756,720
Florida — 3.2%
Capital Trust Authority, IPS Enterprises, Inc., Projects
Series 2023 A, Rev., 5.13%, 6/15/2033 (d)	1,250,000	1,287,520
Series 2023 A, Rev., 6.00%, 6/15/2043 (d)	2,060,000	2,139,382
Central Florida Tourism Oversight District Series 2016A, GO, 5.00%, 6/1/2026	50,000	51,139
City of Cape Coral, Florida Special Obligation Rev., 5.00%, 10/1/2024	110,000	110,433
City of Kissimmee, Sales Tax Rev., 4.00%, 10/1/2025	170,000	171,259
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049 (e)	1,500,000	1,654,590
City of Orlando, Capital Improvement Series B, Rev., 5.00%, 10/1/2024	60,000	60,213
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2016B, Rev., 5.00%, 7/1/2024	35,000	35,014
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,926,973
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	40,000	40,164
County of Lee, Airport
Series 2021 B, Rev., AMT, 5.00%, 10/1/2031	1,840,000	1,959,411
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	425,959
County of Miami-Dade, Aviation System Series A, Rev., AMT, 5.00%, 10/1/2034	1,000,000	1,000,949
County of Miami-Dade, Jackson Health System Series 2015A, Rev., 5.00%, 6/1/2025	150,000	151,800
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2024	30,000	30,110
Duval County Public Schools Series 2022-A, COP, AGM, 5.00%, 7/1/2034	500,000	542,853
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2024	30,000	30,118
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	264,627
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	224,374

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	5,000,000	5,196,549
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (d)	150,000	152,893
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (c)	1,410,000	1,423,653
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (c)	1,320,000	1,328,776
Florida Housing Finance Corp., Northside Transit Village III Series 2023B, Rev., GNMA COLL, 5.00%, 2/1/2026 (c)	1,000,000	1,013,753
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	76,042
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2024	130,000	130,355
Florida State Board of Governors University of North Florida Dormitory
Series 2023A, Rev., 5.00%, 11/1/2041	2,205,000	2,375,597
Series 2023A, Rev., 5.00%, 11/1/2042	2,675,000	2,873,206
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., AGM, 5.00%, 11/1/2028	100,000	105,727
JEA Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2049	5,000,000	5,482,299
Lee County School Board (The) Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,399,022
Marion County School Board COP, AGM, 5.25%, 6/1/2044	1,465,000	1,604,891
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (c)	1,500,000	1,473,035
Middleton Community Development District A, City of Wildwood, Florida Special Assessment 5.85%, 5/1/2037	250,000	261,851
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2036	750,000	831,371
Orange County Health Facilities Authority, The Nemours Foundation Project Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 2.86%, 6/12/2024 (c)	1,020,000	1,020,000
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Rev., 5.00%, 11/15/2032	240,000	246,672
Palm Beach County School District Series 2024A, COP, 5.00%, 8/1/2039	2,085,000	2,307,563
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (c)	750,000	749,613
St Johns County School Board Series 2024 A, COP, AGM, 5.00%, 7/1/2041	1,600,000	1,735,443
State of Florida Board of Education, Public Education Capital Outlay
Series 2015B, GO, 5.00%, 6/1/2024	30,000	30,000
Series 2017B, GO, 5.00%, 6/1/2031	75,000	78,435
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	77,241
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	55,000	56,022
Tampa-Hillsborough County Expressway Authority Series 2017B, Rev., 5.00%, 7/1/2031	40,000	42,369
University of Florida, Department of Housing and Residence Education Housing System Series 2021A, Rev., 5.00%, 7/1/2026	125,000	128,676
Village Community Development District No. 15 4.25%, 5/1/2028 (d)	350,000	350,185
Total Florida		44,658,127
Georgia — 3.4%
Augusta Development Authority, AU Health System, Inc. Project Series 2018, Rev., 4.00%, 7/1/2038	3,995,000	3,859,746
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	2,000,000	2,017,142
City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,297,095
City of Atlanta, Georgia Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,903,493
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023B, Rev., 5.00%, 4/1/2042	2,000,000	2,129,669
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	26,017
Development Authority of Burke County (The) Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,000,000	986,381
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (c)	1,250,000	1,252,122
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	1,425,000	1,413,112
Georgia Ports Authority Series 2022, Rev., 5.00%, 7/1/2047	1,155,000	1,231,439

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	1,750,000	1,818,339
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	4,785,000	5,026,897
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	4,000,000	4,177,148
Series 2023C, Rev., 5.00%, 9/1/2030 (c)	2,500,000	2,624,927
Series 2023D, Rev., 5.00%, 12/1/2030 (c)	3,500,000	3,659,490
Series 2023E SUB E1, Rev., 5.00%, 6/1/2031 (c)	4,230,000	4,458,569
Series 2024 A, Rev., 5.00%, 9/1/2031 (c)	3,000,000	3,171,139
Series 2024B, Rev., 5.00%, 3/1/2032 (c)	3,000,000	3,181,215
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2017D, Rev., 4.00%, 7/1/2028	35,000	35,448
Series 2023A, Rev., 5.00%, 7/1/2036	490,000	553,116
Series 2023A, Rev., 5.00%, 7/1/2039	900,000	999,614
Rome Building Authority, Rome City School Project Series 2023, Rev., 5.00%, 3/1/2036	1,000,000	1,131,636
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Rev., 5.25%, 2/1/2034	100,000	114,414
Rev., 5.25%, 2/1/2035	135,000	154,435
Total Georgia		48,222,603
Guam — 0.1%
Guam Government Waterworks Authority Series 2024A, Rev., 5.00%, 7/1/2040	1,810,000	1,925,624
Hawaii — 0.0% ^
City and County of Honolulu Series D, GO, 5.00%, 9/1/2032	45,000	46,824
State of Hawaii Series FK, GO, 5.00%, 5/1/2033	30,000	31,107
Total Hawaii		77,931
Idaho — 0.0% ^
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2021A, Rev., 5.00%, 3/1/2029	35,000	36,919
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	558,852
Total Idaho		595,771
Illinois — 5.5%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	45,912
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	1,175,000	1,229,481
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,545,000	1,630,029
Series 2023 C, Rev., AMT, 5.00%, 1/1/2034	3,500,000	3,763,381
Series 2023 C, Rev., AMT, 5.00%, 1/1/2039	2,500,000	2,634,131
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,335,000	1,461,253
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	1,100,000	1,176,028
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien
Series 2023, Rev., 5.00%, 1/1/2036	1,265,000	1,385,137
Series 2023, Rev., 5.00%, 1/1/2037	825,000	899,655
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020A, Rev., 5.00%, 1/1/2034	200,000	213,987
Series B, Rev., 5.00%, 1/1/2034	40,000	41,212
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., 5.00%, 11/1/2024	625,000	627,698

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2023A, Rev., AGM, 5.25%, 11/1/2053	365,000	390,093
City of Decatur GO, 5.00%, 3/1/2027	130,000	132,755
City of Highland Park GO, 4.00%, 12/30/2028	35,000	35,885
Cook County School District No. 87 Berkeley GO, AGM, 4.00%, 12/1/2030	35,000	35,807
County of Cook, Sales Tax Rev., 5.00%, 11/15/2034	2,000,000	2,070,317
County of Lake, Sales Tax GO, 4.00%, 11/30/2027	100,000	101,739
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	36,173
Illinois Finance Authority, Depaul College Prep Project Series 2023A, Rev., 4.50%, 8/1/2033 (d)	500,000	513,699
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2029	320,000	327,143
Series 2022A, Rev., 5.00%, 10/1/2030	205,000	210,126
Series 2022A, Rev., 5.00%, 10/1/2031	235,000	241,174
Illinois Finance Authority, Smith Crossing Rev., 4.00%, 10/15/2028	350,000	334,421
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	1,000,000	1,035,510
Illinois Finance Authority, University of Chicago
Series 2015A, Rev., 5.00%, 10/1/2025 (b)	3,250,000	3,306,037
Series 2024 A, Rev., 5.00%, 4/1/2032	16,085,000	17,899,361
Illinois Housing Development Authority
Rev., FHA, 4.00%, 6/1/2025 (c)	2,815,000	2,805,108
Series 2024 A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/1/2054	1,000,000	1,071,503
Illinois State Toll Highway Authority
Series 2019A, Rev., 5.00%, 1/1/2036	250,000	268,325
Series 2024 A, Rev., 5.00%, 1/1/2038	2,000,000	2,250,647
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2032	175,000	176,265
Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 4.00%, 1/1/2040	1,750,000	1,716,392
Sales Tax Securitization Corp., Senior Lien Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,075,819
Southern Illinois University
Series 2022A, Rev., 5.00%, 4/1/2029	675,000	702,598
Series 2022A, Rev., 5.00%, 4/1/2030	800,000	838,484
Series 2022A, Rev., 5.00%, 4/1/2031	575,000	607,301
Series 2022A, Rev., 5.00%, 4/1/2032	510,000	541,170
State of Illinois
Series 2018A, GO, 5.00%, 10/1/2024	30,000	30,086
Series 2023D, GO, 5.00%, 7/1/2025	1,145,000	1,158,621
Series 2017D, GO, 5.00%, 11/1/2025	2,550,000	2,591,108
Series 2017 A, GO, 5.00%, 12/1/2026	1,000,000	1,028,160
Series 2024B, GO, 5.00%, 5/1/2027	1,000,000	1,032,944
Series 2022A, GO, 5.00%, 3/1/2029	500,000	526,869
Series 2018B, GO, 5.00%, 10/1/2029	2,000,000	2,100,198
GO, 4.00%, 6/1/2032	1,000,000	993,077
Series 2020B, GO, 4.00%, 10/1/2033	2,400,000	2,385,940
Series 2018A, GO, 5.00%, 10/1/2033	1,000,000	1,050,455
Series 2024B, GO, 5.00%, 5/1/2037	5,000,000	5,483,628
Series 2024B, GO, 5.00%, 5/1/2038	3,000,000	3,279,037
Series 2023B, GO, 5.50%, 5/1/2047	375,000	403,506
Series 2023B, GO, 4.50%, 5/1/2048	65,000	64,523
University of Illinois, Auxiliary Facilities System Series 2021A, Rev., 5.00%, 4/1/2029	450,000	483,289
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	125,000	129,033

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	144,999
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2043	1,000,000	1,046,802
Total Illinois		77,764,031
Indiana — 1.2%
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	35,026
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	250,000	203,495
City of Valparaiso Rev., 5.38%, 12/1/2041 (d)	200,000	156,839
Greater Clark County School Building Corp.
Series 2024A, Rev., 5.00%, 1/15/2027	800,000	829,754
Series 2024A, Rev., 5.00%, 7/15/2037	1,000,000	1,108,621
Indiana Finance Authority Series 2016C, Rev., 5.00%, 12/1/2025	35,000	35,789
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400,000	413,918
Series 2023A, Rev., 5.00%, 6/1/2043	430,000	438,571
Series 2023A, Rev., 5.00%, 6/1/2053	790,000	794,678
Indiana Finance Authority, DePauw University Series 2022A, Rev., 5.00%, 7/1/2031	730,000	763,490
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Series 2008-J, Rev., VRDO, LOC : Barclays Bank plc, 2.25%, 6/1/2024 (c)	2,720,000	2,720,000
Series 2017C, Rev., 4.00%, 11/1/2034	115,000	115,388
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Rev., 5.00%, 6/1/2030	435,000	461,465
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	1,000,000	998,877
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2031	75,000	76,834
Indianapolis Local Public Improvement Bond Bank Series 2021A, Rev., AGM, 4.00%, 6/1/2037	5,000,000	5,018,257
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	35,495
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Rev., 5.00%, 1/15/2030	1,125,000	1,204,872
Rev., 5.00%, 7/15/2030	1,150,000	1,238,948
Wheeler-Union Township School Building Corp. Rev., 4.00%, 7/15/2034	300,000	303,559
Total Indiana		16,953,876
Iowa — 0.4%
Cedar Rapids Community School District Infrastructure Sales Services and Use Tax
Series 2023, Rev., AGM, 5.00%, 7/1/2035	1,045,000	1,132,639
Series 2023, Rev., AGM, 5.00%, 7/1/2036	1,060,000	1,145,559
City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	35,000
Des Moines Independent Community School District, Sales Services and Use Tax Rev., 5.00%, 6/1/2028	175,000	184,817
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2027	30,000	31,516
Iowa Great Lakes Sanitation District
GO, 5.00%, 6/1/2025	725,000	734,179
GO, 5.00%, 6/1/2026	1,145,000	1,174,720
Iowa Student Loan Liquidity Corp., Student Loan
Series 2023B, Rev., AMT, 5.00%, 12/1/2026	600,000	607,697
Series 2023B, Rev., AMT, 5.00%, 12/1/2027	900,000	914,560
Total Iowa		5,960,687
Kansas — 0.4%
City of Topeka, Kansas Health Care Facilities
Series 2022B, Rev., 5.13%, 12/1/2026	150,000	149,670

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Series 2022A, Rev., 5.75%, 12/1/2033	250,000	252,211
Johnson County Community College Foundation, Inc. COP, 5.00%, 10/1/2024	105,000	105,426
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	50,349
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (c)	200,000	216,128
University of Kansas Hospital Authority, Health System Rev., VRDO, LOC : US Bank NA, 2.20%, 6/1/2024 (c)	4,660,000	4,660,000
Total Kansas		5,433,784
Kentucky — 1.4%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	500,000	490,482
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (c) (d)	10,500,000	10,471,022
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2029	165,000	170,233
Kentucky Public Energy Authority Series 2023 A-1, Rev., 5.25%, 2/1/2032 (c)	3,330,000	3,545,884
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 4.00%, 10/1/2036	65,000	62,166
University of Kentucky, General Receipts Series 2015A, Rev., 4.00%, 4/1/2038	5,000,000	4,771,005
Total Kentucky		19,510,792
Louisiana — 1.8%
Louisiana Local Government Environmental Facilities and Community Development Authority, American Biocarbon CT, LLC Project Series 2021, Rev., AMT, 4.00%, 6/25/2024 (c)	3,000,000	2,998,960
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Rev., 5.00%, 12/1/2030	250,000	267,008
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	2,750,000	2,709,585
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	30,253
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	5,000,000	5,044,218
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.15%, 6/1/2024 (c)	15,000,000	15,000,000
Total Louisiana		26,050,024
Maine — 0.2%
Maine Health and Higher Educational Facilities Authority, Mainehealth
Series 2023A, Rev., AGM, 5.00%, 7/1/2038	250,000	268,608
Series 2023A, Rev., AGM, 5.00%, 7/1/2039	295,000	313,248
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	75,416
Maine Turnpike Authority Rev., 4.00%, 7/1/2040	2,100,000	2,078,819
Total Maine		2,736,091
Maryland — 2.1%
County of Anne Arundel Series 2022, GO, 5.00%, 10/1/2035	2,565,000	2,884,288
County of Baltimore, Consolidated Public Improvement Series 2020, GO, 5.00%, 3/1/2025	4,000,000	4,044,085
County of St. Mary's, Public Improvement GO, 4.00%, 7/15/2027	70,000	71,315
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series 1985B, Rev., VRDO, LOC : TD Bank NA, 2.95%, 6/12/2024 (c)	10,000,000	10,000,000
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 2.15%, 6/1/2024 (c)	9,300,000	9,300,000
State of Maryland, Department of Transportation Rev., 5.00%, 9/1/2026	75,000	77,613
State of Maryland, State and Local Facilities Loan of 2017 Series 2017A, GO, 5.00%, 8/1/2025	45,000	45,815
State of Maryland, State and Local Facilities Loan of 2022 Series 2022A, GO, 5.00%, 6/1/2033	1,000,000	1,128,907
Town of Ocean City Series 2023, GO, 4.00%, 1/15/2043	1,500,000	1,464,098
Total Maryland		29,016,121

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — 3.4%
Commonwealth of Massachusetts
Series 2024A, GO, 5.00%, 1/1/2041	1,000,000	1,105,685
Series 2024 A, GO, 5.00%, 3/1/2041	5,000,000	5,535,950
Series 2024B, GO, 5.00%, 11/1/2041	3,000,000	3,326,211
Series 2020 E, GO, 5.00%, 11/1/2050	3,210,000	3,361,944
Series 2023 D, GO, 5.00%, 10/1/2051	16,430,000	17,554,339
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.00%, 7/1/2029	750,000	793,049
Series 2023G, Rev., 4.38%, 7/1/2052	700,000	658,605
Series 2023G, Rev., 5.25%, 7/1/2052	1,000,000	1,052,088
Massachusetts Development Finance Agency, Mass General Brigham Series 2024 E-2, Rev., VRDO, LOC : Royal Bank of Canada, 2.00%, 6/1/2024 (c)	10,000,000	10,000,000
Massachusetts Development Finance Agency, Milford Regional Medical Center Series 2020G, Rev., 5.00%, 7/15/2037 (d)	245,000	239,250
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.00%, 1/1/2030	235,000	233,075
Massachusetts State College Building Authority Series 2017D, Rev., 5.00%, 5/1/2027	45,000	47,156
Town of Andover
Series 2023, GO, 4.00%, 12/1/2045	1,515,000	1,486,421
Series 2023, GO, 4.00%, 12/1/2046	1,615,000	1,568,823
Series 2023, GO, 4.00%, 12/1/2051	1,350,000	1,293,384
Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	30,189
Total Massachusetts		48,286,169
Michigan — 1.3%
Berrien Springs Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2030	100,000	107,102
City of Ann Arbor
Rev., 4.00%, 4/1/2042	1,515,000	1,494,241
Rev., 4.00%, 4/1/2045	1,705,000	1,639,018
City of Detroit, Unlimited Tax
Series 2023C, GO, 6.00%, 5/1/2043	1,200,000	1,322,471
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	1,017,540
City of Holland
Series 2023, GO, 5.00%, 5/1/2041	1,070,000	1,141,415
Series 2023, GO, 5.00%, 5/1/2042	1,000,000	1,061,607
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Rev., 5.00%, 7/1/2026	175,000	179,091
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,112,254
Lansing Board of Water and Light Series 2024 A, Rev., 5.00%, 7/1/2049	8,000,000	8,525,507
Michigan Finance Authority, Trinity Health Credit Group Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,000,000	1,046,794
State of Michigan Trunk Line Series 2021A, Rev., 4.00%, 11/15/2036	395,000	403,118
Total Michigan		19,050,158
Minnesota — 0.7%
City of Mankato Series 2022B, GO, 5.00%, 2/1/2027	250,000	259,837
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2033	180,000	185,595
County of Hennepin Series 2023 A, GO, 5.00%, 12/1/2034	2,000,000	2,283,901
Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2024	100,000	99,798
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2023C, GO, 4.00%, 3/1/2041	2,800,000	2,747,136

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Minnesota Housing Finance Agency Series 2023F, Rev., GNMA/FNMA/FHLMC, 5.75%, 7/1/2053	2,480,000	2,604,312
Minnesota Municipal Gas Agency Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	994,420
Total Minnesota		9,174,999
Mississippi — 0.0% ^
Mississippi Development Bank, Ranking County Project Rev., 5.00%, 3/1/2026	205,000	210,405
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	35,584
State of Mississippi Series 2016B, GO, 5.00%, 12/1/2025	20,000	20,480
Total Mississippi		266,469
Missouri — 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	40,037
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	116,994
City of Springfield Public Utility Series 2015, Rev., 4.00%, 8/1/2035	5,000,000	4,821,757
Health and Educational Facilities Authority of the State of Missouri
Rev., 4.00%, 2/15/2035	390,000	361,094
Rev., 4.00%, 2/15/2036	580,000	532,721
Health and Educational Facilities Authority of the State of Missouri, Lake Regional Health System Rev., 5.00%, 2/15/2027	225,000	226,107
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	1,002,459
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	189,008
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	166,735
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026	200,000	199,642
Kansas City Industrial Development Authority Series 2020 B, Rev., 5.00%, 3/1/2025	1,050,000	1,058,075
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	46,970
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA/FNMA/FHLMC, 5.75%, 5/1/2055	3,000,000	3,200,353
Springfield School District No. R-12 GO, 4.00%, 3/1/2042	1,800,000	1,782,811
Total Missouri		13,744,763
Montana — 0.1%
Yellowstone and Carbon Counties School District No. 7-70 Laurel Series 2023, GO, 5.00%, 7/1/2039	1,675,000	1,817,085
Nebraska — 0.2%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	333,319
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	1,335,000	1,388,997
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	87,772
Rev., 5.00%, 9/1/2028	50,000	52,011
Omaha Public Power District, Electric System
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	41,021
Series 2016A, Rev., 5.00%, 2/1/2027	30,000	30,610
Series 2016A, Rev., 5.00%, 2/1/2028	1,075,000	1,096,702
Total Nebraska		3,030,432
Nevada — 0.5%
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	99,754

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Series 2018A, GO, 4.00%, 6/15/2035	90,000	90,724
Clark County Water Reclamation District Series 2023, GO, 5.00%, 7/1/2043	4,000,000	4,324,949
County of Clark Department of Aviation, Jet Aviation Fuel tax Series 2022A, Rev., AMT, 5.00%, 7/1/2026	500,000	511,814
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	126,527
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	165,930
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2036	1,000,000	1,120,987
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	52,205
Total Nevada		6,492,890
New Hampshire — 0.5%
New Hampshire Business Finance Authority, University of Nevada Reno Project
Series 2023A, Rev., 5.00%, 12/1/2036	715,000	784,422
Series 2023A, Rev., 5.00%, 12/1/2037	860,000	938,052
Series 2023A, Rev., 5.00%, 12/1/2038	665,000	720,834
Series 2023A, Rev., 5.25%, 12/1/2039	790,000	864,114
Series 2023A, Rev., 5.25%, 6/1/2051	2,400,000	2,555,858
Series 2023A, Rev., 4.50%, 6/1/2053	1,075,000	1,055,305
Total New Hampshire		6,918,585
New Jersey — 1.8%
Borough of North Haledon GO, BAN, 4.50%, 6/26/2024	5,000,000	5,000,196
Burlington County Bridge Commission, Government Leasing Program Series 2023C, Rev., 4.50%, 8/7/2024	1,750,000	1,751,394
Jersey City Municipal Utilities Authority Series 2024 B, Rev., GTD, 5.00%, 5/1/2025	2,400,000	2,419,761
Moorestown Township School District
Series 2024, GO, 5.00%, 7/15/2034	325,000	373,341
Series 2024, GO, 5.00%, 7/15/2035	265,000	306,147
Series 2024, GO, 5.00%, 7/15/2036	260,000	302,432
New Jersey Economic Development Authority, School Facilities Construction Series 2024SSS, Rev., 5.00%, 6/15/2026	1,000,000	1,026,835
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023 BB, Rev., 5.25%, 6/15/2050	3,500,000	3,748,782
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	252,976
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,103,226
New Jersey Turnpike Authority Series 2022B, Rev., 5.00%, 1/1/2042	1,500,000	1,634,285
Tobacco Settlement Financing Corp.
Series 2018 A, Rev., 5.00%, 6/1/2033	1,000,000	1,050,894
Series 2018 A, Rev., 5.00%, 6/1/2034	2,005,000	2,104,759
Series 2018 A, Rev., 5.00%, 6/1/2036	2,700,000	2,824,119
Total New Jersey		24,899,147
New Mexico — 0.6%
Albuquerque Municipal School District No. 12
Series 2024, GO, 5.00%, 8/1/2036	600,000	658,712
Series 2024, GO, 5.00%, 8/1/2037	1,000,000	1,096,549
Albuquerque Municipal School District No. 12, School Building Series 2023B, GO, 5.00%, 8/1/2024	590,000	591,165
City of Albuquerque Series 2015A, Rev., 5.00%, 7/1/2026	240,000	243,674
City of Farmington, San Juan Project Series 2010 C, Rev., 3.88%, 6/1/2029 (c) (e)	1,500,000	1,490,115
Loving Municipal School District No. 10 Series 2023, GO, 5.00%, 9/15/2024	3,875,000	3,886,018

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2016E, Rev., 5.00%, 6/1/2024	25,000	25,000
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	100,000	104,696
Total New Mexico		8,095,929
New York — 14.0%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2033	585,000	616,902
Rev., 5.00%, 7/1/2034	205,000	215,709
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	2,975,000	2,800,743
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 2.15%, 6/1/2024 (c)	4,400,000	4,400,000
Series B-4, GO, VRDO, LIQ : Barclays Bank plc, 2.25%, 6/1/2024 (c)	4,360,000	4,360,000
Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	110,403
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	106,706
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	201,576
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	257,891
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,087,679
City of New York, Fiscal Year 2022 Series 2022B,Subseries B-1, GO, 5.00%, 8/1/2033	1,650,000	1,837,952
City of New York, Fiscal Year 2023 Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	1,290,000	1,221,887
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	1,225,000	1,170,712
City of Oneida GO, BAN, 4.50%, 3/28/2025	12,400,000	12,483,079
Malone Central School District GO, BAN, 4.50%, 6/27/2024	5,000,000	4,999,942
Metropolitan Transportation Authority Series 2015 E-1, Rev., VRDO, LOC : Barclays Bank plc, 2.25%, 6/1/2024 (c)	2,300,000	2,300,000
New York City Municipal Water Finance Authority
Series 2024, Subseries BB-1, Rev., 5.25%, 6/15/2047	6,500,000	7,130,442
Series 2024, Subseries CC-1, Rev., 5.25%, 6/15/2054	1,500,000	1,632,896
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2015 Series 2015 GG, Rev., 5.00%, 6/15/2039	3,000,000	3,032,302
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 2.15%, 6/1/2024 (c)	2,100,000	2,100,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2022FF, Rev., 4.00%, 6/15/2041	1,760,000	1,761,754
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 2.25%, 6/1/2024 (c)	2,105,000	2,105,000
Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	725,000	772,905
Series 2023AA Subseries AA-1, Rev., 5.25%, 6/15/2052	3,000,000	3,240,455
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700,000	2,933,149
New York City Transitional Finance Authority Building Aid, Subordinate Series 2019 S-2A, Rev., 5.00%, 7/15/2025 (b)	45,000	45,700
New York City Transitional Finance Authority Building Aid, Subordinate, Fiscal Year 2020 Series 2020S1, Subseries S-1B, Rev., 4.00%, 7/15/2042	1,500,000	1,441,517
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series 2018S-4A, Rev., 5.00%, 7/15/2033	105,000	109,678
New York City Transitional Finance Authority, Future Tax Secured Series 2018 B-1, Rev., 4.00%, 8/1/2042	2,750,000	2,664,959
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.10%, 6/1/2024 (c)	15,700,000	15,700,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 5.00%, 5/1/2030	550,000	567,894

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020A, Subseries A-2, Rev., 5.00%, 5/1/2039	265,000	279,664
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021C, Subseries C-1, Rev., 4.00%, 5/1/2035	750,000	769,595
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	8,370,000	8,108,072
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250,000	1,179,062
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2048	2,000,000	2,179,858
Series 2024C, Rev., 5.00%, 5/1/2053	2,500,000	2,653,249
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000,000	958,427
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series 2022F, SubseriesF-1, Rev., 5.00%, 2/1/2036	525,000	580,452
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	1,000,000	1,074,361
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	2,750,000	2,970,464
New York State Dormitory Authority
Series 2024A, Rev., AGM, 5.00%, 10/1/2025 (e)	2,500,000	2,546,926
Series 2024A, Rev., AGM, 5.00%, 10/1/2026 (e)	3,225,000	3,329,690
Series 2024 D, Rev., 5.00%, 10/1/2035 (e)	1,300,000	1,438,678
Series 2024A, Rev., AGM, 5.00%, 10/1/2037 (e)	1,825,000	2,021,463
Series 2024A, Rev., 5.50%, 7/1/2054	9,250,000	10,382,542
New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2033	135,000	155,993
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	73,260
New York State Dormitory Authority, Personal Income Tax
Series 2019D, Rev., 5.00%, 2/15/2034	2,000,000	2,168,826
Series 2015B, Rev., 5.00%, 2/15/2035	4,000,000	4,025,837
Series 2021A, Rev., 4.00%, 3/15/2037	990,000	993,814
Series 2021E, Rev., 4.00%, 3/15/2040	3,000,000	2,951,955
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., AGM, 5.00%, 10/1/2027 (e)	3,600,000	3,763,304
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021 E, Rev., 4.00%, 3/15/2042	1,000,000	975,232
New York State Dormitory Authority, State Supported Debt University Facilities Series 2019A, Rev., 5.00%, 7/1/2024	25,000	25,021
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.10%, 6/1/2024 (c)	5,000,000	5,000,000
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2045	500,000	479,711
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	2,500,000	2,395,190
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	3,000,000	3,023,567
Series 2018, Rev., AMT, 5.00%, 1/1/2030	2,065,000	2,131,202
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,570,000	1,618,749
Rev., AMT, 5.00%, 1/1/2034	3,000,000	3,092,918
Series 2023, Rev., AMT, 6.00%, 4/1/2035	3,000,000	3,407,444
Series 2023, Rev., AMT, 5.63%, 4/1/2040	3,000,000	3,269,921
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	500,000	513,255

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Port Authority of New York and New Jersey, Consolidated
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,059,125
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	500,446
Series 244, Rev., 5.00%, 7/15/2037	2,000,000	2,291,475
Series 244, Rev., 5.00%, 7/15/2040	1,000,000	1,120,001
Series 244, Rev., 5.00%, 7/15/2041	1,250,000	1,388,350
Port Washington Union Free School District GO, 4.00%, 8/1/2036	1,370,000	1,415,571
Smithtown Central School District
GO, 4.00%, 6/1/2035	2,465,000	2,567,202
GO, 4.00%, 6/1/2036	2,125,000	2,195,858
GO, 4.00%, 6/1/2037	2,000,000	2,052,040
Suffolk Regional Off-Track Betting Co. Series 2024, Rev., 5.75%, 12/1/2044	2,940,000	3,036,145
Susquehanna Valley Central School District Series 2017, GO, AGM, 4.00%, 6/15/2024	975,000	975,026
Syracuse Industrial Development Agency, Syracuse City School District Project Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,299,804
Town of Stony Point GO, 5.00%, 8/15/2027	75,000	78,462
Triborough Bridge and Tunnel Authority Series 2024B, Subseries B-1, Rev., 5.25%, 5/15/2054	3,000,000	3,271,646
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	2,151,609
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,110,240
Tully Central School District GO, BAN, 4.50%, 6/27/2024	5,000,000	5,000,239
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	251,208
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021C-EFRB, Rev., 3.20%, 7/1/2024 (d)	150,000	146,447
Yonkers Industrial Development Agency, New Community School Project Rev., 5.00%, 5/1/2042	1,445,000	1,532,430
Total New York		198,390,858
North Carolina — 1.3%
City of Charlotte Series 2023B, Rev., AMT, 5.00%, 7/1/2048	570,000	591,324
City of Charlotte, North Carolina Government Facilities
Series 2023B, COP, 5.00%, 6/1/2026	400,000	412,604
Series 2023B, COP, 5.00%, 6/1/2027	460,000	481,497
City of Sanford
Series 2023, Rev., 5.00%, 4/1/2034	250,000	279,729
Series 2023, Rev., 5.00%, 4/1/2036	140,000	156,269
City of Wilson
Series 2024, Rev., 5.00%, 10/1/2035	1,000,000	1,125,077
Series 2024, Rev., 5.00%, 10/1/2036	1,320,000	1,482,918
County of Buncombe
Series 2024B, Rev., 5.00%, 6/1/2037 (e)	700,000	792,097
Series 2024B, Rev., 5.00%, 6/1/2038 (e)	600,000	674,340
Series 2024B, Rev., 5.00%, 6/1/2039 (e)	600,000	670,800
County of Davidson GO, 5.00%, 6/1/2027	35,000	36,697
County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2024	25,000	25,000
Fayetteville State University, Student Housing Project Series 2021, Rev., AGM, 5.00%, 4/1/2037	4,270,000	4,513,957
North Carolina Housing Finance Agency, Homeownership Series 52-C, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ : TD Bank NA, 2.15%, 6/1/2024 (c)	3,400,000	3,400,000
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 2.15%, 6/1/2024 (c)	2,800,000	2,800,000
Water and Sewer Authority of Cabarrus County Series 2024, Rev., 4.00%, 6/1/2049	525,000	501,650
Total North Carolina		17,943,959

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Dakota — 0.3%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2017H, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 6/12/2024 (c)	1,725,000	1,725,000
Series 2023A, Rev., 5.75%, 7/1/2053	2,235,000	2,336,371
Total North Dakota		4,061,371
Ohio — 4.9%
Bowling Green State University, General Receipts Series 2016A, Rev., 5.00%, 6/1/2024	25,000	25,000
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	5,000,000	5,313,261
Series 2020A-2, Rev., 5.00%, 6/1/2031	5,000,000	5,310,681
Series 2020B-2, Rev., 5.00%, 6/1/2055	8,250,000	7,381,380
City of Cleveland Series 2022A, GO, 5.00%, 12/1/2035	460,000	508,899
County of Franklin, Ohio Hospital Facilities Series 2009A, Rev., VRDO, LIQ : Barclays Bank plc, 2.90%, 6/12/2024 (c)	5,000,000	5,000,000
County of Hamilton, Metropolitan Sewer district of Greater Cincinnati
Series 2024 A, Rev., 5.00%, 12/1/2038 (e)	450,000	506,041
Series 2024 A, Rev., 5.00%, 12/1/2039 (e)	710,000	796,330
Series 2024 A, Rev., 5.00%, 12/1/2041 (e)	1,000,000	1,103,647
Series 2024 A, Rev., 5.00%, 12/1/2043 (e)	1,110,000	1,215,462
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	111,738
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (c) (d)	3,795,000	3,835,189
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,064,760
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (c)	2,000,000	1,983,472
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (c)	1,500,000	1,493,873
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2008-B4, Rev., VRDO, LIQ : Barclays Bank plc, 2.20%, 6/1/2024 (c)	10,750,000	10,750,000
Ohio Higher Educational Facility Commission, Denison University 2017 Project Series 2017A, Rev., 5.00%, 11/1/2025	75,000	76,607
Ohio State University (The), General Receipts Series 2023A-2, Rev., VRDO, 2.90%, 6/12/2024 (c)	10,000,000	10,000,000
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2027	135,000	140,541
Ohio Water Development Authority
Series 2016B, Rev., 5.00%, 6/1/2026	30,000	30,923
Series 2023A, Rev., 5.00%, 12/1/2036	1,335,000	1,512,230
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2026	45,000	46,813
Series 2023B, Rev., 5.00%, 12/1/2038	1,500,000	1,670,981
Series 2020 A, Rev., 5.00%, 12/1/2050	1,000,000	1,049,738
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2037	1,000,000	1,088,134
Series 2024B, Rev., 5.00%, 12/1/2038	1,000,000	1,080,330
Series 2024B, Rev., 5.00%, 12/1/2039	565,000	608,766
Series 2024B, Rev., 5.00%, 12/1/2063	4,000,000	4,111,345
State of Ohio
Series 2021B, GO, 5.00%, 9/15/2031	210,000	233,311
Series 2024 B, Rev., 5.00%, 8/15/2032 (c) (e)	1,500,000	1,628,489
State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects, Tax Exempt Series 2018A, Rev., 5.00%, 10/1/2034	220,000	233,136
State of Ohio, Natural Resources Series 2017V, GO, 5.00%, 10/1/2027	35,000	36,854
Total Ohio		69,947,931

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — 1.3%
Oklahoma Capitol Improvement Authority Series 2014A, Rev., 5.00%, 7/1/2024	1,000,000	1,000,749
Oklahoma Capitol Improvement Authority, State Highway, Capital Improvement Rev., 5.00%, 7/1/2024	100,000	100,067
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018 B, Rev., 5.25%, 8/15/2048	5,550,000	5,629,461
Oklahoma Water Resources Board
Series 2024B, Rev., 5.00%, 10/1/2037	1,200,000	1,307,166
Series 2024B, Rev., 5.00%, 10/1/2039	1,000,000	1,085,757
Series 2024B, Rev., 5.25%, 10/1/2044	2,100,000	2,278,847
Oklahoma Water Resources Board, State Loan Program
Series 2024 A, Rev., 5.00%, 10/1/2037	1,000,000	1,100,924
Series 2023A, Rev., 4.00%, 10/1/2043	3,720,000	3,649,710
University of Oklahoma (The)
Series 2024A, Rev., 5.00%, 7/1/2038	1,050,000	1,175,342
Series 2024A, Rev., 5.00%, 7/1/2041	1,045,000	1,148,623
Total Oklahoma		18,476,646
Oregon — 0.1%
Salem Hospital Facility Authority, Multi Model, Salem Health Project Series 2019A, Rev., 5.00%, 5/15/2028	75,000	78,230
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax
Series 2018A, Rev., 5.00%, 9/1/2027 (b)	45,000	47,324
Series 2021A, Rev., 5.00%, 9/1/2035	1,060,000	1,176,290
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	302,837
Series 2022, Rev., 5.00%, 7/1/2028	400,000	407,277
Total Oregon		2,011,958
Pennsylvania — 4.5%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2048	1,500,000	1,615,321
Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2053	1,000,000	1,069,851
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 2.10%, 6/1/2024 (c)	6,000,000	6,000,000
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2024, Rev., 5.00%, 3/1/2043	3,500,000	3,775,048
Bucks County Water and Sewer Authority
Series 2022A, Rev., AGM, 5.00%, 12/1/2032	115,000	129,106
Series 2022A, Rev., AGM, 5.00%, 12/1/2033	105,000	118,031
Series 2022A, Rev., AGM, 5.00%, 12/1/2036	380,000	423,950
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,032,941
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	234,824
County of Delaware
Series 2024, GO, 5.00%, 8/1/2040 (e)	650,000	708,115
Series 2024, GO, 5.00%, 8/1/2041 (e)	1,460,000	1,578,382
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	167,954
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	1,000,000	1,005,465
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (c)	250,000	256,404
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 5.00%, 9/1/2027	265,000	272,599
Series 2018A, Rev., 4.00%, 9/1/2038	135,000	130,093

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	14,250,000	14,408,879
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,500,000	1,430,009
Pennsylvania Economic Development Financing Authority, Senior Insured, Capitol Region Parking System Series 2024 A, Rev., AGM, 4.00%, 1/1/2042	1,250,000	1,196,019
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	425,000	435,106
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000,000	5,059,240
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2023-141A, Rev., 5.75%, 10/1/2053	4,830,000	5,054,760
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	110,071
Series A-1, Rev., 5.00%, 12/1/2031	60,000	62,659
Series 2016B, Rev., 4.00%, 6/1/2033	575,000	578,281
Series 2022A, Rev., 5.00%, 12/1/2033	1,000,000	1,109,255
Series 2022B, Rev., 5.25%, 12/1/2041	1,000,000	1,123,659
Pennsylvania Turnpike Commission, Subordinate Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	834,658
Philadelphia Authority for Industrial Development, Holy Family University Project Rev., 5.00%, 9/1/2027	610,000	622,839
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project
Series 2023A, Rev., 5.00%, 11/1/2037	835,000	917,641
Series 2023A, Rev., 5.00%, 11/1/2038	850,000	925,566
Series 2023A, Rev., 5.00%, 11/1/2041	1,265,000	1,354,528
School District of Philadelphia (The) Series 2024A, Rev., TRAN, 5.00%, 6/28/2024	4,750,000	4,752,149
Sports and Exhibition Authority of Pittsburgh and Allegheny County Rev., AGM, 4.00%, 2/1/2025	540,000	540,885
Swarthmore Borough Authority Series 2023, Rev., 5.00%, 9/15/2053	1,500,000	1,603,835
Township of Hampton
GO, 5.00%, 1/1/2035	150,000	163,726
GO, 4.00%, 1/1/2042	970,000	958,642
GO, 4.00%, 1/1/2047	700,000	667,369
Total Pennsylvania		63,427,860
Puerto Rico — 0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-2, Rev., 4.78%, 7/1/2058	6,000,000	5,917,325
Rhode Island — 0.8%
Rhode Island Health and Educational Building Corp., Bryant University Issue
Series 2024, Rev., 5.00%, 6/1/2037	2,255,000	2,487,649
Series 2024, Rev., 5.00%, 6/1/2038	1,650,000	1,805,071
Series 2024, Rev., 5.00%, 6/1/2040	2,000,000	2,162,533
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Series 2024, Rev., 5.00%, 5/15/2036	960,000	1,037,029
Series 2024, Rev., 5.00%, 5/15/2038	1,150,000	1,226,989
Series 2024, Rev., 5.00%, 5/15/2042	1,000,000	1,046,045
Series 2024, Rev., 5.00%, 5/15/2043	1,000,000	1,041,543
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	79,581
Total Rhode Island		10,886,440
South Carolina — 0.7%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	265,978

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
County of Dorchester, Waterworks and Sewer System Series 2023, Rev., 4.25%, 10/1/2048	2,320,000	2,293,887
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	5,000,000	5,003,665
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,670,000	2,855,924
Total South Carolina		10,419,454
South Dakota — 0.1%
South Dakota Housing Development Authority Series 2023J, Rev., GNMA/FNMA/FHLMC, 3.88%, 12/12/2024 (c)	2,000,000	1,998,244
Tennessee — 2.5%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2037	1,200,000	1,158,378
City of Clarksville Series 2021A, Rev., 4.00%, 2/1/2041	3,950,000	3,890,285
City of Knoxville, Wastewater System Series 2022B, Rev., 4.00%, 4/1/2045	2,765,000	2,682,255
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	183,046
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	132,779
County of Sullivan GO, 5.00%, 5/1/2026	30,000	30,877
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2024	625,000	625,240
Knox County Health Educational and Housing Facility Board, University of Tennessee Project
Series 2024A-1, Rev., 5.00%, 7/1/2037	435,000	473,432
Series 2024A-1, Rev., 5.00%, 7/1/2038	430,000	465,469
Series 2024A-1, Rev., 5.00%, 7/1/2039	500,000	534,516
Series 2024A-1, Rev., 5.25%, 7/1/2049	1,250,000	1,315,377
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2045	1,000,000	1,026,619
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Rev., 5.00%, 5/1/2026	450,000	460,327
Series 2023, Rev., 5.00%, 5/1/2038	400,000	430,011
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2031	2,000,000	2,126,848
Series 2024 A, Rev., 5.00%, 5/15/2038	1,000,000	1,129,395
Series 2024 A, Rev., 5.00%, 5/15/2039	1,500,000	1,682,039
Series 2024 A, Rev., 5.25%, 5/15/2049	1,000,000	1,098,151
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	630,000	664,753
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	500,000	512,999
Shelby County Health Educational and Housing Facilities Board, Methodist Le Bonheur Healthcare Series 2017A, Rev., 5.00%, 5/1/2027	200,000	206,080
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	150,000	135,348
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	128,779
State of Tennessee
Series A, GO, 5.00%, 9/1/2024 (b)	25,000	25,077
Series 2023A, GO, 5.00%, 5/1/2038	10,000,000	11,251,442
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (c)	1,520,000	1,593,079
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	1,250,000	1,291,288
Total Tennessee		35,253,889
Texas — 9.6%
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2042	500,000	538,614
GO, PSF-GTD, 5.00%, 2/15/2048	5,615,000	5,947,638

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2026	160,000	164,500
Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	151,137
Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	158,423
Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	138,975
Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	107,718
Bell County Water Control and Improvement District No. 1
Series 2024, Rev., 5.00%, 7/10/2038	1,000,000	1,100,300
Series 2024, Rev., 5.00%, 7/10/2039	1,000,000	1,095,537
Board of Regents of the University of Texas System Series 2008B, Rev., VRDO, LIQ : University of Texas Investment Management Co. (The), 2.85%, 6/12/2024 (c)	5,225,000	5,225,000
Board of Regents of the University of Texas System, Financing System Series 2016D, Rev., 5.00%, 8/15/2024	50,000	50,120
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project Rev., 5.00%, 8/1/2026	85,000	87,255
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,075,210
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	1,003,410
City of Corpus Christi, Utility System Series 2022B, Rev., 5.00%, 7/15/2032	325,000	360,077
City of Dallas Housing Finance Corp., Rosemont at Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (c)	1,375,000	1,389,901
City of Fort Worth Water and Sewer System Series 2024, Rev., 4.25%, 2/15/2054 (e)	5,940,000	5,729,981
City of Georgetown Series 2022, GO, 4.00%, 8/15/2041	2,410,000	2,373,919
City of Georgetown, Utilities System
Series 2023, Rev., 5.00%, 8/15/2025	520,000	528,741
Series 2023, Rev., 5.00%, 8/15/2038	1,375,000	1,501,512
City of Grand Prairie Series 2023, GO, 4.00%, 2/15/2037	600,000	606,460
City of Houston Combined Utility System, First Lien Series 2024 A, Rev., 5.25%, 11/15/2049	1,250,000	1,369,566
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	47,842
City of Round Rock, Limited Tax GO, 5.00%, 8/15/2026	1,180,000	1,216,132
City of San Antonio, Electric and Gas Systems Series 2023B, Rev., 5.25%, 2/1/2041	1,560,000	1,724,001
City of San Marcos, Combination Tax GO, 5.00%, 8/15/2031	170,000	177,397
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2026	600,000	617,645
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	1,000,000	1,043,246
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc.
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2025	195,000	197,011
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2026	250,000	256,095
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2038	265,000	284,573
Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000,000	969,313
County of Fort Bend Toll Road, Senior Lien
Series 2024, Rev., AGM, 5.00%, 3/1/2035	1,000,000	1,124,847
Series 2024, Rev., AGM, 5.00%, 3/1/2036	1,000,000	1,122,344
Series 2024, Rev., AGM, 5.00%, 3/1/2042	1,000,000	1,080,655
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	20,468
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	41,069
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2039	2,800,000	3,069,166
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	5,100,000	5,537,118

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	20,189
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2024 (b)	275,000	276,926
Garland Independent School District Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	1,200,000	1,211,485
Garland Independent School District, Unlimited Tax, School Building Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2040	1,000,000	1,091,918
Glen Rose Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2035	1,000,000	1,087,778
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2036	1,000,000	1,081,108
Katy Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2025	560,000	565,670
Laredo Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/1/2025 (e)	1,750,000	1,782,010
Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	25,048
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2035	155,000	162,470
Series 2024, Rev., AGM, 5.00%, 5/15/2045	3,855,000	4,119,782
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	1,000,000	1,086,006
Midland Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	4,000,000	3,676,360
North Texas Tollway Authority, First Tier Series 2023 A, Rev., 5.00%, 1/1/2026	3,740,000	3,827,314
Northside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	65,000	65,153
Northwest Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,500,000	2,732,562
Permanent University Fund - University of Texas System
Series 2016A, Rev., 5.00%, 7/1/2024	85,000	85,074
Series 2016 B, Rev., 4.00%, 7/1/2038	7,985,000	7,736,559
San Antonio Education Facilities Corp., Trinity University Project Series 2024 A, Rev., 5.00%, 6/1/2034	1,250,000	1,407,676
State of Texas Series 2015-A, GO, 5.00%, 10/1/2024	50,000	50,214
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	2,000,000	2,141,833
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2024B, Rev., 5.00%, 7/1/2025	935,000	946,680
Series 2024B, Rev., 5.00%, 7/1/2026	1,110,000	1,137,513
Series 2024B, Rev., 5.00%, 7/1/2027	2,360,000	2,446,092
Series 2024B, Rev., 5.00%, 7/1/2028	3,000,000	3,150,055
Series 2024B, Rev., 5.00%, 7/1/2029	2,485,000	2,638,011
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2008A, Rev., VRDO, 2.95%, 6/12/2024 (c)	5,000,000	5,000,000
Tarrant Regional Water District Water Supply System Series 2022, Rev., 5.00%, 3/1/2048	4,930,000	5,207,976
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040	6,000,000	6,640,590
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2030	155,000	161,276
Texas Municipal Gas Acquisition & Supply Corp. IV Series 2023B, Rev., 5.50%, 1/1/2034 (c)	5,000,000	5,513,439
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project Series 2023, Rev., AMT, 5.25%, 12/31/2036	2,700,000	2,906,203
Texas Public Finance Authority, Texas Southern University
Series 2023, Rev., 5.00%, 5/1/2026	500,000	508,792
Series 2023, Rev., 5.00%, 5/1/2027	625,000	642,331
Texas State Affordable Housing Corp., Juniper Creek Apartments Project Series 2023, Rev., 3.75%, 7/1/2026 (c)	3,000,000	2,958,692
Texas Water Development Board
Series 2023 A, Rev., 5.00%, 10/15/2024	1,025,000	1,030,279
Series 2023 A, Rev., 5.00%, 10/15/2037	1,700,000	1,909,111
Series 2023 A, Rev., 5.00%, 10/15/2058	1,725,000	1,816,398

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Trinity River Authority of Texas, Livingston Regional Water Supply System Project
Series 2023, Rev., 5.00%, 8/1/2036	1,120,000	1,251,772
Series 2023, Rev., 5.00%, 8/1/2037	1,175,000	1,305,868
Trinity River Authority, Tarrant County Water Project
Series 2023, Rev., 5.00%, 2/1/2041	700,000	756,068
Series 2023, Rev., 5.00%, 2/1/2042	675,000	726,875
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	60,000	61,487
Waxahachie Independent School District Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038 (e)	1,000,000	1,117,176
Weslaco Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	800,000	899,472
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,000,000	1,118,046
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2041	1,000,000	1,099,523
Total Texas		136,415,776
Utah — 0.6%
City of Salt Lake City, Airport System
Series 2021A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,472,796
Series 2023A, Rev., AMT, 5.25%, 7/1/2040	1,060,000	1,149,898
Series 2023A, Rev., AMT, 5.25%, 7/1/2048	1,750,000	1,851,798
City of Salt Lake City, Sales and Excise Tax Series 2022A, Rev., 4.00%, 10/1/2030	155,000	160,496
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	150,000	135,910
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecommunications
Rev., 5.25%, 6/1/2033	250,000	277,455
Rev., 5.25%, 6/1/2034	325,000	360,863
Rev., 5.25%, 6/1/2035	580,000	646,464
Utah Transit Authority, Sales Tax
Series 2007A, Rev., BHAC - CR, MBIA, 5.00%, 6/15/2035	295,000	332,000
Series 2023, Rev., 5.00%, 12/15/2041	1,235,000	1,355,165
Total Utah		8,742,845
Vermont — 0.1%
Vermont Municipal Bond Bank Series 2024 1, Rev., 5.00%, 12/1/2036	1,000,000	1,114,877
Virginia — 3.0%
City of Richmond, Public Improvement Series 2017B, GO, 5.00%, 7/15/2027	175,000	183,724
County of Fairfax
Series 2023A, GO, 4.00%, 10/1/2038	2,000,000	2,045,043
Series 2023A, GO, 4.00%, 10/1/2039	2,000,000	2,038,056
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	91,094
Fairfax County Economic Development Authority, Smithsonian Institution Series 2003, Series A, Rev., VRDO, LIQ : Northern Trust Co. (The), 2.60%, 6/12/2024 (c)	10,000,000	10,000,000
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (c)	2,465,000	2,447,293
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series E, Rev., VRDO, 2.90%, 6/12/2024 (c)	4,000,000	4,000,000
Northern Virginia Transportation Commission, Transforming Rail in Virginia Program Rev., 5.00%, 6/1/2040	640,000	699,288
Virginia College Building Authority Series 2023A, Rev., 4.00%, 9/1/2040	1,485,000	1,459,123
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000,000	4,922,493

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia Resources Authority, Virginia Pooled Financing Program
Series 2024 A, Rev., 5.00%, 11/1/2036	4,245,000	4,885,087
Series 2024 A, Rev., 5.00%, 11/1/2037	2,555,000	2,921,193
Series 2024 A, Rev., 5.00%, 11/1/2040	2,100,000	2,358,553
Virginia Small Business Financing Authority, Environmental Facilities Series 2022, Rev., 5.00%, 11/15/2024 (c)	1,500,000	1,499,977
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 4.00%, 7/1/2032	250,000	248,717
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project Rev., AMT, 4.00%, 1/1/2036	2,000,000	1,981,130
Total Virginia		41,780,771
Washington — 3.2%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 4.00%, 12/1/2036	1,000,000	1,014,656
Central Puget Sound Regional Transit Authority, Sales and Use Tax
Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	30,172
Series 2021S-1, Rev., 4.00%, 11/1/2040	2,000,000	2,012,963
Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ : Barclays Bank plc, 2.90%, 6/12/2024 (c)	7,285,000	7,285,000
City of Seattle, Municipal Light and Power Series 2021 A, Rev., 4.00%, 7/1/2047	5,000,000	4,723,359
City of Seattle, Water System Rev., 5.00%, 8/1/2024	35,000	35,067
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	52,913
County of King Series 2016A, Rev., 4.00%, 7/1/2038	5,000,000	4,936,915
County of King, Limited Tax Series 2023 B, GO, 5.00%, 12/1/2053	6,055,000	6,445,994
County of Spokane, Limited Tax Series 2022A, GO, 5.00%, 12/1/2042	900,000	975,417
Energy Northwest Series 2024A, Rev., 5.00%, 7/1/2040	1,750,000	1,944,367
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,680,828
Energy Northwest, Project 1 Series 2017A, Rev., 5.00%, 7/1/2028	55,000	57,573
Franklin County School District No. 1 Pasco, Unlimited Tax GO, 5.00%, 12/1/2030	35,000	36,693
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax GO, 5.00%, 12/1/2024 (b)	105,000	105,658
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2024	35,000	35,230
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	46,894
Pierce County School District No. 416 White River, Unlimited Tax GO, 5.00%, 12/1/2025	50,000	51,133
Snohomish County School District No. 4 Lake Stevens, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	25,167
Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2024	20,000	20,126
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	56,106
State of Washington, Various Purpose
Series 2020C, GO, 5.00%, 2/1/2043	700,000	741,336
Series 2023B, GO, 5.00%, 2/1/2043	2,000,000	2,171,689
Series 2022A, GO, 5.00%, 8/1/2043	1,170,000	1,255,426
Three Rivers Regional Wastewater Authority Series 2024, Rev., 5.00%, 9/1/2037	1,275,000	1,415,891
Washington State Housing Finance Commission
Series 2024, Rev., 5.50%, 7/1/2049	2,000,000	2,107,142
Series 2024, Rev., 5.00%, 7/1/2054	2,500,000	2,518,611
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project Series 2023, Rev., 5.63%, 7/1/2038 (d)	1,215,000	1,319,973
Total Washington		45,102,299
West Virginia — 0.2%
State of West Virginia Series 2019 A, GO, 5.00%, 12/1/2035	1,055,000	1,134,493

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
West Virginia — continued
West Virginia Hospital Finance Authority, University Health System Series 2023 A, Rev., 5.00%, 6/1/2040	1,800,000	1,908,979
West Virginia Hospital Finance Authority, Vandalia Health Group Series 2023B, Rev., AGM, 5.00%, 9/1/2040	300,000	318,874
Total West Virginia		3,362,346
Wisconsin — 0.9%
City of Oshkosh, Sewer Series 2022E, Rev., 5.00%, 5/1/2027	550,000	573,462
City of Oshkosh, Water
Series 2022D, Rev., 5.00%, 1/1/2027	165,000	171,147
Series 2022D, Rev., 5.00%, 1/1/2028	180,000	189,050
Public Finance Authority, AFCO Airport Real Estate Group
Series 2023, Rev., AMT, 5.00%, 7/1/2025	265,000	266,181
Series 2023, Rev., AMT, 5.00%, 7/1/2026	450,000	454,454
Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	803,261
Public Finance Authority, Astro Texas Land Projects Series 2024, Rev., 5.50%, 12/15/2028 (d)	3,000,000	3,000,492
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.00%, 7/1/2032	500,000	544,138
Public Finance Authority, Triad Educational Services, Inc. Rev., 5.00%, 6/15/2032	365,000	370,380
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2029 (d)	150,000	154,438
State of Wisconsin
Series 2016-1, GO, 5.00%, 11/1/2024	40,000	40,212
Series 2016-2, GO, 5.00%, 11/1/2026	50,000	51,274
Series 2015-1, GO, 5.00%, 5/1/2027	2,330,000	2,358,339
Series 2023B, GO, 5.00%, 5/1/2035	1,280,000	1,439,685
State of Wisconsin, Environmental Improvement Fund Series 2018A, Rev., 5.00%, 6/1/2025	35,000	35,528
Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	9,998
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (d)	1,000,000	1,012,380
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	147,141
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000,000	1,071,158
WPPI Energy Series 2016A, Rev., 5.00%, 7/1/2024	170,000	170,136
Total Wisconsin		12,862,854
Total Municipal Bonds (Cost $1,323,475,660)		1,320,889,921
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 3.88%, 4/30/2025 (Cost $3,992,457)	4,000,000	3,952,227

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 7.3%
Investment Companies — 7.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (f) (g) (Cost $102,798,454)	102,795,830	102,806,109
Total Investments — 100.9% (Cost $1,430,266,571)		1,427,648,257
Liabilities in Excess of Other Assets — (0.9)%		(12,233,558)
NET ASSETS — 100.0%		1,415,414,699

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Insured by Municipal Bond Insurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	658	09/30/2024	USD	134,108,625	107,818
U.S. Treasury 5 Year Note	248	09/30/2024	USD	26,276,375	34,379
					142,197
Short Contracts
U.S. Treasury 10 Year Ultra Note	(195)	09/19/2024	USD	(21,897,891)	2,497
					144,694

Abbreviations
USD	United States Dollar

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,320,889,921	$—	$1,320,889,921
U.S. Treasury Obligations	—	3,952,227	—	3,952,227

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$102,806,109	$—	$—	$102,806,109
Total Investments in Securities	$102,806,109	$1,324,842,148	$—	$1,427,648,257
Appreciation in Other Financial Instruments
Futures Contracts	$144,694	$—	$—	$144,694
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (a) (b)	$178,363,148	$218,091,771	$293,652,168	$266	$3,092	$102,806,109	102,795,830	$1,241,763	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.